SUMMARY OF CHANGES IN STOCK OPTIONS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of options outstanding, Beginning Balance | shares	1,035,991	1,193,659
Weighted average exercise price, Beginning Balance | $ / shares	$ 4.60	$ 2.75
Number of options outstanding, forfeited | shares		(405,494)
Weighted average exercise price, forfeited | $ / shares		$ 2.50
Number of options outstanding, Granted | shares	0	247,826
Weighted average exercise price, Granted | $ / shares		$ 10.12
Number of options outstanding, Exercised | shares	(12,500)
Weighted average exercise price, Exercised | $ / shares	$ 2.50
Number of options outstanding, Ending Balance | shares	1,023,491	1,035,991
Weighted average exercise price, Ending Balance | $ / shares	$ 3.22	$ 4.60